LEASE LIABILITIES	12 Months Ended
Mar. 31, 2022
LEASE LIABILITIES

26 LEASE LIABILITIES

During the year ended 31 March 2021, there were two new leases and one amendment entered into by the Group.

On 15 August 2020, the Group entered into a lease agreement for an office located in Singapore. The Group will owe monthly rental payments of SGD16,500 (approximately $12,125) until the lease agreement terminates on 31 August 2022.

On 1 September 2020, the Group entered into a lease agreement for an office located in Ho Chi Minh City, Vietnam. The Group will owe quarterly rental payments of VND106,080,000 (approximately $4,561) until the lease agreement terminates on 31 August 2023.

On 16 July 2020, the Group entered into an agreement with the landlord for the office in St. Hellier, Jersey to amend the lease term to terminate on 1 March 2021. Accordingly, the Group has elected simplified accounting for short-term leases of 12 months or less and an expense is recognized in the remaining period of the lease on a straight-line basis.

During the year ended 31 March 2022, a lease agreement for an office located in Hong Kong, which was entered by the Group on 9 March 2021, became available to use on 1 May 2021. The Group will owe monthly rental payments of HK$676,700 (approximately $86,882) from 1 July 2021 until the lease agreement terminates on 30 June 2027. The period 1 May 2021 to 30 September 2021 was rent free.

On 1 July 2021, the Group entered into a lease in St Andrews, Scotland for a fee of GBP1,000 per month for 12 months.

On 20 September 2021, the Group entered a short-term lease on a rolling basis for GBP8,800 a month for an office in London, United Kingdom.

Changes in lease liability is as follows:

	At 31 March	At 31 March
	2022	2021
	USD	USD
At 1 April	868,439	3,078,251
Adjustment for foreign exchange	(31,925)	20,082
Increase in lease liability	5,111,736	406,333
Reclassification (note 13(b))	-	(468,839)
Other adjustments	(94,822)
Interest expense (note 8)	259,124	231,759
Reduction in lease liability	(1,183,585)	(2,399,147)
At 31 March	4,928,967	868,439

Classified in the consolidated statements of financial position as follows:

	At 31 March	At 31 March
	2022	2021
	USD	USD
Current	933,405	733,488
Non-current	3,995,562	134,951
At 31 March	4,928,967	868,439

Maturity of lease liabilities is as follows:

	At 31 March	At 31 March
	2022	2021
	USD	USD
Not later than one year	1,153,762	764,103
Later than one year and not later than five years	4,171,642	139,470
Later than five years	259,276	-
	5,584,680	903,573
Finance costs	(655,713)	(35,134)
Present value of minimum lease payments	4,928,967	868,439

The lease commitments have been discounted to calculate a present value of commitments. For the Hong Kong lease, a rate of 5% (2021: 12.5%) has been used being the incremental borrowing rate as determined by the Group, being the prime borrowing rate in Hong Kong. This reflects the rate the Company previously borrowed at from a shareholder. For the other leases, the local rate to borrow in the relevant jurisdiction has been applied.